Expenses for shipping activities and other expenses from operating activities	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Expenses for shipping activities and other expenses from operating activities	Expenses for shipping activities and other expenses from operating activities
Voyage expenses and commissions

(in thousands of USD)	2021	2020	2019
Commissions paid	(8,014)	(12,748)	(10,130)
Bunkers	(84,614)	(98,761)	(101,947)
Other voyage related expenses	(26,180)	(13,921)	(32,604)
Total voyage expenses and commissions	(118,808)	(125,430)	(144,681)

The voyage expenses and commissions, which relate to the Suezmax fleet only, decreased in 2021 compared to 2020 mainly due to a decrease in bunker related expenses and commissions paid, whilst noting an increase for other voyage related expenses. For vessels operated on the spot market, voyage expenses are paid by the shipowner while voyage expenses for vessels under a time charter contract, are paid by the charterer. Voyage expenses for vessels operated in a Pool, are paid by the Pool.

The majority of other voyage expenses are port costs, agency fees and agent fees paid to operate the vessels on the spot market. Port costs vary depending on the number of spot voyages performed, number and type of ports. The increase in other voyage related expenses in 2021 compared to 2020 is due to changed trading patterns.

Bunker expenses decreased compared to last year despite a higher average bunker price due to less bunkers consumed in 2021 compared to the year ended December 31, 2020 combined with a hedging program executed in 2021 to manage volatility.

Vessel operating expenses

(in thousands of USD)	2021	2020 (revised)*	2019 (revised)*
Operating expenses	(204,702)	(204,433)	(203,448)
Insurance	(16,004)	(13,957)	(15,056)
Total vessel operating expenses	(220,706)	(218,390)	(218,504)
* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. Please refer to Note 1.6 for further details.

The operating expenses relate mainly to the crewing (including crew bonuses), technical and other costs (including shore staff working entirely on ship management) to operate tankers. In 2021 these expenses were in line with 2020. Despite the higher number of vessels cost saving program positively contributed to this P&L line.

Charter hire expenses

(in thousands of USD)	2021	2020	2019
Charter hire	(8,473)	(7,954)	(604)
Bareboat hire	(1,277)	—	—
Total charter hire expenses	(9,750)	(7,954)	(604)

The charter-hire expenses in 2021 are entirely attributable to the internal short term time charter agreement with our joint venture Bari Shipholding Ltd. and the hire expenses for the barge (Dragon Satu/Cougar Satu) in relation to our bunker fuel strategy. The Group elected to apply the short-term lease exemption and accordingly, the lease payments were recognized as an expense and right-of-use assets and lease liabilities were not recognized.

Due to the adoption of IFRS 16 on January 1, 2019, whereby the costs related to the bareboat agreements are now recognized in depreciation and amortization expenses for the depreciation of the right-of-use asset over the remaining lease term and finance expense, the bareboat charter-hire expenses were zero in 2020. On December 15, 2021, the contract for the four bareboat charters ended (see Note 20), with one vessel (VLCC Nautilus) redelivered to the owners before year-end. The remaining three vessels (VLCCs Navarin, Neptun and Nucleus) will be redelivered during the first quarter of 2022 (see Note 27). Therefore, $1.3 million bareboat hire relates to the 16 days bareboat in 2021 after the end of the contract. Due to immateriality, these expenses were recorded as bareboat hire instead of accounting for a lease modification.
General and administrative expenses

(in thousands of USD)	2021	2020 (revised)*	2019 (revised)*
Wages and salaries	(7,566)	(10,641)	(16,706)
Social security costs	(1,295)	(1,360)	(1,546)
Provision for employee benefits (Note 17)	687	(545)	(134)
Cash-settled share-based payments (Note 23)	(548)	1,338	(2,455)
Equity-settled share-based payments (Note 23)	(761)	(140)	—
Other employee benefits	(1,000)	(1,272)	(1,615)
Employee benefits	(10,482)	(12,620)	(22,456)
Administrative expenses	(18,355)	(21,652)	(19,177)
Tonnage Tax	(3,346)	(3,459)	(1,313)
Claims	(452)	10	(17)
Provisions	227	388	448
Total general and administrative expenses	(32,408)	(37,333)	(42,515)

Average number of full time equivalents (shore staff)	189.05	185.66	184.90
* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. Please refer to Note 1.6 for further details.
The general and administrative expenses which include amongst others: shore staff wages excluding shore staff working entirely on ship management, director fees, office rental, consulting and audit fees and tonnage tax, decreased in 2021 compared to 2020. This decrease was mainly due to lower wages and salaries in 2021, which is attributable to a lower accrual for the shore bonuses compared to 2020.

General and administrative expenses also decreased due to a decrease in management board fees and no amounts were written off on trade debtors in 2021 compared to $1 million in 2020.

The provision for employee benefits in 2021 is lower compared to 2020 due to a change in accounting treatment for the Greek defined benefit plan as per decision of the Board of Auditors of Greece. Regarding share-based payments, the first tranche of the TBIP 2019 and one-third of the LTIP 2016, LTIP 2017 and LTIP 2018 were vested in 2020 which resulted in an income whereas in 2021 only one-third was vested of the LTIP 2017 and LTIP 2018. The equity-settled share-based payments increased during 2021 as the LTIP 2020 has been recognized in 2021 in addition of the LTIP 2019. In 2020 only the LTIP 2019 was recognized in the equity-settled share-based payments (see Note 14).